Schedule II-Valuation and Qualifying Accounts	9 Months Ended
Sep. 30, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

Activity in the following valuation and qualifying accounts consisted of the following (in thousands):

		Col. C - Additions
Col. A Description	Col. B Balance at Beginning of Period	Charged to Costs & Expenses		Charged to Other Accounts - Describe		Col. D Deductions - Describe		Col. E Balance at End of Period
December 31, 2016
Allowance for doubtful accounts	$478	$267	(1)	$—		$(590	)(1)	$155
Reserve for excess and obsolete inventory	$839	$175		$—		$(85	)(2)	$929
Deferred tax asset valuation allowance	$31,400	$—		$30,908	(3)	$—		$62,308
December 31, 2015
Allowance for doubtful accounts	$199	$279	(1)	$—		$—		$478
Reserve for excess and obsolete inventory	$—	$839		$—		$—		$839
Deferred tax asset valuation allowance	$12,512	$—		$18,888	(3)	$—		$31,400

(1) Increases in the allowance for doubtful accounts consist of our provision for bad debts, which is included within selling, general, and administrative expenses on the consolidated statements of operations and comprehensive loss. Decreases in the allowances for doubtful accounts consist of the write-off of specific accounts and the recovery of previously reserved receivables.

(2) Increases in the reserve for excess and obsolete inventory are charged to expense within cost of sales on the consolidated statements of operations and comprehensive loss and are based on the difference, if any, between the cost of the inventory and market, based upon assumptions about future demand. Decreases in the reserve for excess and obsolete inventory consist of the write-off of specific items and the recovery of previously reserved inventory.

(3) Increases in the valuation allowance for deferred income tax assets offset the increase in our gross deferred tax assets, based on the expected realization of those future tax benefits.